Schedule of Fees and Reimbursable Costs and Expenses Described (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Selling commission due to related party	$ 52,207	$ 48,314
Marketing and supporting fees due to related party	22,375	20,706
Total Due to Managing Dealer	74,582	69,020
Property management fees	57,046
Reimbursable offering costs due related party	37,569	35,343
Reimbursable Offering Expenses Due Related Party	1,010,613	713,026
Aggregate Due to Advisor	1,048,182	748,369
Due to related parties	$ 1,179,810	$ 817,389